Organization and Description of Business (Details) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 30, 2010	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2011	Apr. 22, 2010	May 12, 2010 Keyuan International Group Limited [Member]	Nov. 16, 2009 Ningbo Keyuan Plastics Co. [Member]
Organization and description of business (Textual)
Exchange of common stock for company'S series M convertible preferred stock		47,658
Percentage of preferred stock representing number of common stock		95.00%
Conversion of series M convertible preferred stock into common stock (Shares)	47,658,000
Common stock, shares repurchased		3,264,000
Common stock, shares repurchased, value		$ 400,000
Consideration paid in excess of par value of repurchased shares, recorded as additional paid in capital								396,736
Ownership percentage of former stockholders after shares repurchase and conversion of series M preferred stock in the company		95.20%
Amount of off-balance sheet cash							800,000
Net income statement effect of off-balance sheet cash			$ 400,000	$ 192,000	$ 192,000	$ 12,000
Minimum period for that bank loans provide adequate capital resources to fund its operations and working capital				12 years	12 years
Organization and Description of Business (Additional Textual)
Equity ownership percentage in the company									100.00%	100.00%